1. SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Accounting Policies [Abstract]
Working Capital	$ (2,364,420)		$ (2,364,420)		$ (2,364,420)
Stock-based compensation expense	$ 145,185	$ 182,821	$ 261,009	$ 480,749	$ 1,991,389
Stock equivalents excluded from net income (loss) per share calculation	2,187,101	8,681,186	70,257,294	8,681,186